Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013 Pension remeasurement charge	Sep. 30, 2012 Legal Settlement	Dec. 31, 2012 Severance, pension and benefit charges and costs related to the early redemption of debt	Dec. 31, 2013 Severance, Pension and Benefit Credit	Dec. 31, 2013 Wireless Transaction Costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 0.1	$ (0.2)	$ (5.3)	$ 3.7	$ (0.5)